Short-term provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Short-term provisions
Emission rights	R 726	R 900
Other provisions	626	304
Short-term portion of long-term provisions	1,688	2,822
Short-term portion of post-retirement benefit obligations	717	724
Total short-term provisions	R 3,757	R 4,750